Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HULIX
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HULEX
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUSIX
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HUSEX

Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund
Huber Capital Equity Income Fund
Investment Objective
The Huber Capital Equity Income Fund (the "Equity Income Fund") seeks to achieve current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Huber Capital Equity Income Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huber Capital Equity Income Fund		Investor Class	Institutional Class
Management Fees		0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Shareholder Servicing Plan Fee		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)	[2]	2.07%	1.82%
Total Annual Fund Operating Expenses		3.31%	2.81%
Less: Fee Waiver and Expense Reimbursement	[3]	(1.82%)	(1.82%)
Net Annual Fund Operating Expenses		1.49%	0.99%
[1]	The Equity Income Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% until at least February 28, 2013, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").
[2]	Other Expenses have been restated to reflect current fees.
[3]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 28, 2013, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huber Capital Equity Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	152	848	1,569	3,480
Institutional Class	101	698	1,322	3,005

Portfolio Turnover.
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20.39% of the average value of its portfolio.
Principal Investment Strategies
The Equity Income Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies ("large cap companies") whose stocks are considered by the Adviser to be undervalued. The
Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value
Index. The market capitalization range of the Index changes constantly, but as of January 31, 2012, the range was from $87.7 million to $412.5 billion, although the portfolio will generally consist of stocks with a market capitalization above $1 billion. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.

The Equity Income Fund may make significant investments in securities of
non-U.S. issuers ("foreign securities"), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts
("ADRs"), dollar-denominated foreign securities, or directly in foreign securities.

The Adviser employs a value investing style, investing in stocks which, in the
Adviser's opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser's proprietary valuation methodology.

The Adviser's decision to sell portfolio securities is based on valuation, risk and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Equity
Income Fund. The following additional risks could affect the value of your investment:

o  Market Risk. The value of the Equity Income Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

o  Equity Risk. The risks that could affect the value of the Equity Income Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

o  Foreign Securities and Emerging Markets Risk. The Equity Income Fund may
   invest in foreign securities and in emerging markets. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

o  Initial Public Offering ("IPO") Risk. The Equity Income Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the
   Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

o  Management Risk. The Equity Income Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser's ability to pursue the Fund's goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Fund, but there can be no guarantee that its decisions will produce the desired results.

o  Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Equity
   Income Fund may underperform other funds that use different investing styles.

o  Industry Emphasis Risk. Industry emphasis risk is the risk that the securities of companies in the same or related industry or group of industries, if comprising a significant portion of the Equity Income Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such industry or industries comprised a lesser portion of the Fund's portfolio.

Who May Want to Invest in the Fund?

The Equity Income Fund may be appropriate for investors who:

o Have a long-term investment horizon;

o Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

o Can accept the greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Equity Income Fund. The bar chart illustrates the variability of the
Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the
Fund invests. The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund's past performance benefited from IPOs of certain issuers. To the extent the Fund's historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in
IPO and secondary offerings in the future. Updated performance information is available on the Fund's website at www.hubercap.com or by calling the Fund toll-free at 888-482-3726.
Equity Income Fund, Investor Class Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Equity Income Fund's highest quarterly return was 31.46% for the quarter ended June 30, 2009, and the lowest quarterly return was -30.93% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Huber Capital Equity Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	[1]	5.15%	(0.87%)	Jun 29, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	[1]	5.08%	(1.30%)	Jun 29, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.43%	(0.94%)	Jun 29, 2007
Institutional Class	Return Before Taxes	[1]	5.16%	(0.87%)	Jun 29, 2007
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		2.11%	(1.75%)	Jun 29, 2007
Russell 1000�� Value Index	Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	(4.21%)	Jun 29, 2007
[1]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Huber Capital Equity Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Huber Capital Equity Income Fund (the "Equity Income Fund") seeks to achieve current income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20.39% of
		the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.39%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Equity Income Fund invests primarily in a diversified portfolio of common stocks, normally investing at least 80% of its net assets (plus borrowings for investment purposes) in large capitalization U.S. companies ("large cap companies") whose stocks are considered by the Adviser to be undervalued. The
Adviser currently considers large cap companies to be those with market capitalizations in the range of those found in the Russell 1000® Value
Index. The market capitalization range of the Index changes constantly, but as of January 31, 2012, the range was from $87.7 million to $412.5 billion, although the portfolio will generally consist of stocks with a market capitalization above $1 billion. The Fund also normally invests in stocks with high cash dividends or payout yields relative to the market.

The Equity Income Fund may make significant investments in securities of
non-U.S. issuers ("foreign securities"), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in American Depositary Receipts
("ADRs"), dollar-denominated foreign securities, or directly in foreign securities.

The Adviser employs a value investing style, investing in stocks which, in the
Adviser's opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser's proprietary valuation methodology.

The Adviser's decision to sell portfolio securities is based on valuation, risk and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more
		attractively valued based on the purchase disciplines.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Equity
Income Fund. The following additional risks could affect the value of your investment:

o  Market Risk. The value of the Equity Income Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

o  Equity Risk. The risks that could affect the value of the Equity Income Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

o  Foreign Securities and Emerging Markets Risk. The Equity Income Fund may
   invest in foreign securities and in emerging markets. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

o  Initial Public Offering ("IPO") Risk. The Equity Income Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the
   Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

o  Management Risk. The Equity Income Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser's ability to pursue the Fund's goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the
   Fund, but there can be no guarantee that its decisions will produce the desired results.

o  Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Equity
   Income Fund may underperform other funds that use different investing styles.

o  Industry Emphasis Risk. Industry emphasis risk is the risk that the securities of companies in the same or related industry or group of industries, if comprising a significant portion of the Equity Income Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such industry or industries comprised a lesser portion of the Fund's portfolio.

Who May Want to Invest in the Fund?

The Equity Income Fund may be appropriate for investors who:

o Have a long-term investment horizon;

o Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

o Can accept the greater risks of investing in a portfolio with common stock
		holdings.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Equity Income Fund. The bar chart illustrates the variability of the
Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the
Fund invests. The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund's past performance benefited from IPOs of certain issuers. To the extent the Fund's historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in
IPO and secondary offerings in the future. Updated performance information is available on the Fund's website at www.hubercap.com or by calling the Fund
		toll-free at 888-482-3726.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Equity Income Fund. The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-482-3726
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Equity Income Fund, Investor Class Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Equity Income Fund's highest quarterly return was 31.46% for the quarter ended June 30, 2009, and
		the lowest quarterly return was -30.93% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund
		shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | S&P 500�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Russell 1000�� Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	2.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	848
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,480
Annual Return 2008	rr_AnnualReturn2008	(53.86%)
Annual Return 2009	rr_AnnualReturn2009	60.86%
Annual Return 2010	rr_AnnualReturn2010	17.40%
Annual Return 2011	rr_AnnualReturn2011	5.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.93%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.94%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Equity Income Fund (Prospectus Summary) | Huber Capital Equity Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none	[4]
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	698
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,005
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007

[1]	Other Expenses have been restated to reflect current fees.
[2]	Huber Capital Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Equity Income Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.49% of the average daily net assets of the Investor Class and 0.99% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 28, 2013, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.
[4]	The Equity Income Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% until at least February 28, 2013, and any accrual increase must first be approved by the Trust's Board of Trustees (the "Board").

Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund
Huber Capital Small Cap Value Fund
Investment Objective
The Huber Capital Small Cap Value Fund (the "Small Cap Value Fund") seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Huber Capital Small Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huber Capital Small Cap Value Fund		Investor Class	Institutional Class
Management Fees		1.35%	1.35%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Shareholder Servicing Plan Fee		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)	[2]	1.45%	1.20%
Total Annual Fund Operating Expenses		3.05%	2.55%
Less: Fee Waiver and Expense Reimbursement	[3]	(1.19%)	(1.19%)
Net Annual Fund Operating Expenses		1.86%	1.36%
[1]	The Small Cap Value Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% until at least February 28, 2013, and any accrual increase must first be approved by the Trust's Board.
[2]	Other Expenses for the Small Cap Value Fund's Investor Class and Institutional Class shares include 0.01% attributed to AFFE. Additionally, Other Expenses have been restated to reflect current fees.
[3]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.85% of average daily net assets of the Investor Class and 1.35% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 28, 2013, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Small
Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huber Capital Small Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	189	830	1,497	3,281
Institutional Class	138	680	1,249	2,796

Portfolio Turnover.
The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.83% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization
U.S. companies ("small cap companies") whose stocks are considered by the
Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Russell 2000®
Value Index. As of January 31, 2012, the market capitalization range of the
Russell 2000® Value Index was from approximately $36 million to $3.2 billion.

The Small Cap Value Fund may also make significant investments in securities of
non-U.S. issuers ("foreign securities"), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities.

The Adviser employs a value investing style, investing in stocks which, in the
Adviser's opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser's proprietary valuation methodology.

The Adviser's decision to sell portfolio securities is based on valuation, risk and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Small
Cap Value Fund. The following additional risks could affect the value of your investment:

o  Market Risk. The value of the Small Cap Value Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

o  Equity Risk. The risks that could affect the value of the Small Cap Value
   Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

o  Foreign Securities and Emerging Markets Risk. The Small Cap Value Fund may
   invest in foreign securities and in emerging markets. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

o  Initial Public Offering ("IPO") Risk. The Small Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the
   Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

o  Management Risk. The Small Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser's ability to pursue the Fund's goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

o  Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Small Cap
   Value Fund may underperform other funds that use different investing styles.

o  Industry Emphasis Risk. Industry emphasis risk is the risk that the securities of companies in the same or related industry or group of industries, if comprising a significant portion of the Small Cap Value Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such industry or industries comprised a lesser portion of the Fund's portfolio.

o  Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

Who May Want to Invest in the Fund?

The Small Cap Value Fund may be appropriate for investors who:

o Have a long-term investment horizon;

o Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

o Can accept the greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart illustrates the variability of the
Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the
Fund invests. The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund's past performance benefited from IPOs of certain issuers. To the extent the Fund's historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in
IPO and secondary offerings in the future. Updated performance information is available on the Fund's website at www.hubercap.com or by calling the Fund toll-free at 888-482-3726.
Small Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Small Cap Value Fund's highest quarterly return was 35.14% for the quarter ended June 30, 2009, and the lowest quarterly return was -36.30% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Huber Capital Small Cap Value Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	[1]	(2.61%)	1.73%	Jun 29, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	[1]	(2.61%)	1.50%	Jun 29, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.70%)	1.34%	Jun 29, 2007
Institutional Class	Return Before Taxes	[1]	(2.52%)	1.75%	Jun 29, 2007
Russell 2000�� Index	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)		(4.18%)	(1.21%)	Jun 29, 2007
Russell 2000�� Value Index	Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)		(5.50%)	(2.88%)	Jun 29, 2007
[1]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Huber Capital Small Cap Value Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Huber Capital Small Cap Value Fund (the "Small Cap Value Fund") seeks to achieve capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 11.83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.83%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Other Expenses for the Small Cap Value Fund's Investor Class and Institutional Class shares include 0.01% attributed to AFFE. Additionally, Other Expenses have been restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small
Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization
U.S. companies ("small cap companies") whose stocks are considered by the
Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Russell 2000®
Value Index. As of January 31, 2012, the market capitalization range of the
Russell 2000® Value Index was from approximately $36 million to $3.2 billion.

The Small Cap Value Fund may also make significant investments in securities of
non-U.S. issuers ("foreign securities"), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities.

The Adviser employs a value investing style, investing in stocks which, in the
Adviser's opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser's proprietary valuation methodology.

The Adviser's decision to sell portfolio securities is based on valuation, risk and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more
		attractively valued based on the purchase disciplines.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the Small
Cap Value Fund. The following additional risks could affect the value of your investment:

o  Market Risk. The value of the Small Cap Value Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

o  Equity Risk. The risks that could affect the value of the Small Cap Value
   Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

o  Foreign Securities and Emerging Markets Risk. The Small Cap Value Fund may
   invest in foreign securities and in emerging markets. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

o  Initial Public Offering ("IPO") Risk. The Small Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the
   Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

o  Management Risk. The Small Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser's ability to pursue the Fund's goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

o  Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Small Cap
   Value Fund may underperform other funds that use different investing styles.

o  Industry Emphasis Risk. Industry emphasis risk is the risk that the securities of companies in the same or related industry or group of industries, if comprising a significant portion of the Small Cap Value Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such industry or industries comprised a lesser portion of the Fund's portfolio.

o  Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

Who May Want to Invest in the Fund?

The Small Cap Value Fund may be appropriate for investors who:

o Have a long-term investment horizon;

o Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

o Can accept the greater risks of investing in a portfolio with common stock
		holdings.
Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Small Cap Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart illustrates the variability of the
Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the
Fund invests. The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund's past performance benefited from IPOs of certain issuers. To the extent the Fund's historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in
IPO and secondary offerings in the future. Updated performance information is available on the Fund's website at www.hubercap.com or by calling the Fund
		toll-free at 888-482-3726.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	888-482-3726
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hubercap.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Small Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Small Cap Value Fund's highest quarterly return was 35.14% for the quarter ended June 30, 2009, and
		the lowest quarterly return was -36.30% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund
		shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Russell 2000�� Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Russell 2000�� Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000�� Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	189
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	830
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,497
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,281
Annual Return 2008	rr_AnnualReturn2008	(47.95%)
Annual Return 2009	rr_AnnualReturn2009	85.80%
Annual Return 2010	rr_AnnualReturn2010	37.92%
Annual Return 2011	rr_AnnualReturn2011	(2.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.30%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Investor Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.61%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Investor Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none	[4]
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	1.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,249
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007

[1]	Other Expenses for the Small Cap Value Fund's Investor Class and Institutional Class shares include 0.01% attributed to AFFE. Additionally, Other Expenses have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.85% of average daily net assets of the Investor Class and 1.35% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 28, 2013, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.
[4]	The Small Cap Value Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% until at least February 28, 2013, and any accrual increase must first be approved by the Trust's Board.